Certain Balance Sheet Items Other current assets (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expense	$ 1,037,000	$ 421,000
Prepaid Insurance	484,000	158,000
Transition service agreement	0	115,000
Deferred Costs - service contracts	62,000	99,000
Other	103,000	14,000
Other Assets, Current	$ 1,686,000	$ 807,000